Shareholders' equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Gross proceeds from issuance of shares	€ 38,608	€ 17,112
SVB Securities LLC [Member] | At The Market Agreement [Member]
Disclosure of classes of share capital [line items]
Increase decrease in shares outstanding	3,700,000
Gross proceeds from issuance of shares	€ 38,600
Share issuance costs	1,200
Increase in share capital	37
Increase in share premium	€ 37,400
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	80,397,851		76,670,699
Par value per share	€ 0.01		€ 0.01